OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2014	2013

Prepaid expenses	$2,296	$1,326
Government authorities	5,765	6,825
Deferred tax assets	8,384	7,114
Advances to suppliers	2,480	3,726
Derivatives	2,479	2,353
Other	1,325	1,509

	$22,729	$22,853